Provisions (Non-Current and Current) - Disclosure of Provision Related to Investment (Detail) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Total provisions	€ 18,019	€ 17,455	€ 18,978
Less current portion	(3,745)	(4,489)
Non-current portion	14,274	12,966
Provision for legal claims [member]
Disclosure of other provisions [line items]
Total provisions	12,865	10,469	10,926
Provision for tax claims [member]
Disclosure of other provisions [line items]
Total provisions	360	641	1,098
Provision for warranties [member]
Disclosure of other provisions [line items]
Total provisions	3,745	4,489	4,476
Termination indemnities for sales agents [member]
Disclosure of other provisions [line items]
Total provisions	€ 1,049	1,197	1,141
Other provisions [member]
Disclosure of other provisions [line items]
Total provisions		€ 659	€ 1,337